Revenue Classified by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition, Milestone Method [Line Items]
Revenue		$ 2,972	$ 16,508	$ 52,151
Asia [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		555	9,230	8,373
Latin America [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		754	5,320	34,603
Europe [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		210	1,750	495
Israel [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue	[1]	1,325		8,365
Other [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		$ 128	$ 208	$ 315

[1]	Sales in Israel during the years ended December 31, 2017, 2016 and 2015 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 45%, 0% and 16% of revenues during such periods, respectively.